UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell &Reed Advisors Bond Fund
December 31, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks – 1.77%
First Union Corporation,
7.574%, 8–1–26	$8,000	$9,047,264
First Union National Bank of Florida,
6.18%, 2–15–36	2,000	2,031,164
SouthTrust Bank, National Association,
6.125%, 1–9–28	4,000	4,066,772
		15,145,200
Beverages – 0.24%
Coca–Cola Company (The),
5.35%, 11–15–17	2,000	2,049,084

Broadcasting – 2.51%
Comcast Cable Communications, Inc.,
8.5%, 5–1–27	5,250	6,321,809
Cox Communications, Inc.,
4.625%, 1–15–10	3,000	2,976,726
EchoStar DBS Corporation,
6.375%, 10–1–11	3,000	2,964,000
TCA Cable TV, Inc.,
6.53%, 2–1–28	4,000	3,998,284
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	5,208,233
		21,469,052
Business Equipment and Services – 0.72%
International Lease Finance Corporation,
5.0%, 4–15–10	3,000	2,991,120
Quebecor World Capital Corporation,
4.875%, 11–15–08	3,500	3,154,375
		6,145,495
Chemicals – Petroleum and Inorganic – 0.46%
E.I. du Pont de Nemours and Company,
5.0%, 1–15–13	3,900	3,924,597

Chemicals – Specialty – 0.41%
Praxair, Inc.,
2.75%, 6–15–08	3,500	3,470,680

Coal – 0.35%
Peabody Energy Corporation,
6.875%, 3–15–13	3,000	3,015,000

Communications Equipment – 0.18%
Harris Corporation,
6.35%, 2–1–28	1,500	1,501,947

Computers – Main and Mini – 0.06%
Unisys Corporation,
7.875%, 4–1–08	550	549,312

Construction Materials – 0.57%
Hanson PLC,
7.875%, 9–27–10	4,500	4,882,306

Finance Companies – 16.10%
Alternative Loan Trust 2005–J4,
5.5%, 11–25–35	8,250	7,534,889
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass–Through Certificates, Series 2005–2,
4.783%, 7–10–43 (A)	7,500	7,379,958
CHL Mortgage Pass–Through Trust 2005–28,
5.25%, 1–25–19	11,887	11,604,710
CHYPS CBO 1997–1 Ltd.,
6.72%, 1–15–10 (B)	1,245	360,862
COMM 2005–C6,
5.144%, 6–10–44	18,500	18,400,757
First Horizon Alternative Mortgage Securities Trust 2005–FA6,
5.5%, 9–25–35	6,000	5,880,188
Ford Motor Credit Company,
7.375%, 10–28–09	1,000	941,246
General Motors Acceptance Corporation,
5.125%, 5–9–08	6,000	5,933,694
GSR Mortgage Loan Trust 2004–2F,
7.0%, 1–25–34	3,121	3,240,574
IBM International Group Capital LLC,
5.05%, 10–22–12	3,500	3,565,398
ISA Capital do Brasil S.A.,
7.875%, 1–30–12 (C)	1,500	1,530,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass–Through Certificates, Series 2004–C1,
4.719%, 1–15–38	6,000	5,920,139
MASTR Adjustable Rate Mortgages Trust 2005–1,
5.56089%, 3–25–35 (A)	6,882	6,719,553
Merrill Lynch Mortgage Trust 2005–CIP1,
4.949%, 7–12–38 (A)	6,000	5,917,853
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates:
Series 2004–1
4.75506%, 2–25–34 (A)	3,992	4,077,566
Series 2004–3AC
4.9348%, 3–25–34 (A)	4,912	5,014,743
Series 2004–5
4.81366%, 5–25–34 (A)	3,119	2,900,774
Series 2004–12,
5.55694%, 9–25–34 (A)	4,157	3,888,296
Series 2004–18
6.08369%, 12–25–34 (A)	6,643	6,404,802
Series 2005–21,
5.69619%, 11–25–35 (A)	4,936	4,282,971
Series 2005–22,
5.61284%, 12–25–35 (A)	3,831	3,287,984
Series 2006–1,
6.07703%, 2–25–36 (A)	3,864	2,962,988
Structured Asset Securities Corporation Trust 2005–16,
5.5%, 9–25–35	7,000	6,573,783
Student Loan Marketing Association,
0.0%, 10–3–22	7,500	3,636,750
TIAA Global Markets, Inc.,
5.125%, 10–10–12 (B)	2,300	2,344,312
Wells Fargo Mortgage Pass–Through Certificates, Series 2003–10,
4.5%, 9–25–18	7,500	7,170,689
		137,475,479
Food and Related – 0.60%
Cadbury Schweppes US Finance LLC,
3.875%, 10–1–08 (C)	3,000	2,981,826
ConAgra, Inc.,
6.7%, 8–1–27	2,000	2,104,276
		5,086,102
Forest and Paper Products – 0.18%
Westvaco Corporation,
7.5%, 6–15–27	1,400	1,535,940

Health Care – Drugs – 0.93%
Abbott Laboratories,
5.6%, 5–15–11	2,375	2,459,654
Merck & Co., Inc.,
4.75%, 3–1–15	5,500	5,470,218
		7,929,872
Homebuilders, Mobile Homes – 0.38%
Pulte Homes, Inc.,
4.875%, 7–15–09	3,500	3,241,479

Hospital Supply and Management – 0.19%
HCA – The Healthcare Company,
8.75%, 9–1–10	1,600	1,614,000

Household – General Products – 1.49%
Procter & Gamble Company (The),
8.0%, 9–1–24	10,000	12,695,280

Household – Major Appliances – 0.35%
Controladora Mabe S.A. de C.V.,
6.5%, 12–15–15 (B)	3,000	2,966,250

Insurance – Property and Casualty – 0.53%
Berkshire Hathaway Finance Corporation,
4.75%, 5–15–12	4,500	4,556,416

Leisure Time Industry – 0.59%
Walt Disney Company (The),
4.7%, 12–1–12	5,000	4,999,835

Mining – 0.25%
BHP Billiton Finance (USA) Limited,
5.0%, 12–15–10	2,075	2,104,627

Multiple Industry – 1.03%
General Electric Capital Corporation,
5.37313%, 4–10–12 (A)	7,000	6,905,927
Toll Road Investors Partnership II, L.P.,
0.0%, 2–15–09 (B)	2,000	1,922,808
		8,828,735
Petroleum – Domestic – 1.10%
Chesapeake Energy Corporation,
7.5%, 9–15–13	3,750	3,834,375
Duke Energy Corporation,
6.25%, 1–15–12	3,325	3,506,063
TE Products Pipeline Company, Limited Partnership,
7.51%, 1–15–28	2,000	2,077,176
		9,417,614
Petroleum – Services – 0.92%
Halliburton Company,
6.75%, 2–1–27	7,250	7,810,693

Security and Commodity Brokers – 0.81%
Merrill Lynch & Co., Inc.,
5.45%, 7–15–14	7,000	6,882,029

Utilities – Electric – 1.53%
Dominion Resources, Inc.,
5.25%, 8–1–33	7,500	7,301,543
HQI Transelec Chile S.A.,
7.875%, 4–15–11	3,250	3,508,823
Pepco Holdings, Inc.,
4.0%, 5–15–10	2,250	2,211,201
		13,021,567
Utilities – Gas and Pipeline – 0.71%
Tennessee Gas Pipeline Company,
7.0%, 3–15–27	6,000	6,099,630

Utilities – Telephone – 3.31%
British Telecommunications plc,
5.15%, 1–15–13	10,000	9,978,360
Deutsche Telekom International Finance B.V.,
8.0%, 6–15–10	7,000	7,473,144
New York Telephone Company,
6.7%, 11–1–23	2,250	2,279,232
Pacific Bell,
7.25%, 11–1–27	3,250	3,332,085
SBC Communications Inc.,
5.08%, 11–14–08 (A)	1,000	998,627
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11–19–08	4,250	4,229,175
		28,290,623

TOTAL CORPORATE DEBT SECURITIES – 38.27%		$326,708,844

(Cost: $324,739,324)

OTHER GOVERNMENT SECURITIES

Brazil – 0.20%
Federative Republic of Brazil (The),
9.25%, 10–22–10	1,500	1,665,000

Canada – 1.33%
Province de Quebec,
7.14%, 2–27–26	9,200	11,363,656

Supranational – 0.63%
Inter–American Development Bank,
8.4%, 9–1–09	5,000	5,374,630

TOTAL OTHER GOVERNMENT SECURITIES – 2.16%		$18,403,286

(Cost: $16,088,593)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 10.57%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006–1,
4.875%, 1–14–11 (C)	9,500	9,746,050
Federal Farm Credit Bank,
3.75%, 12–6–10	4,000	4,011,072
Federal Home Loan Mortgage Corporation:
3.625%, 9–15–08	4,500	4,480,232
5.0%, 10–18–10	5,000	5,174,020
5.75%, 7–20–11	4,500	4,632,552
4.75%, 5–6–13	6,000	6,010,320
5.375%, 1–9–14	11,250	11,336,164
5.0%, 12–14–18	10,109	10,161,890
5.2%, 3–5–19	7,500	7,506,952
Federal National Mortgage Association:
5.08%, 5–14–10	5,000	5,076,050
5.125%, 11–2–12	12,000	12,300,024
5.5%, 3–26–14	6,000	6,018,876
6.0%, 1–4–17	3,750	3,750,270
		90,204,472
Mortgage–Backed Obligations – 31.29%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.237%, 6–1–34 (A)	1,938	1,924,960
5.701%, 7–1–36 (A)	862	869,445
5.737%, 10–1–36 (A)	3,366	3,413,343
5.445%, 12–1–36 (A)	5,826	5,902,153
5.943%, 1–1–37 (A)	5,516	5,565,495
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12–15–12	663	646,266
4.0%, 5–15–16	2,472	2,434,852
3.5%, 12–15–16	911	886,758
5.0%, 5–15–19	4,500	4,494,189
5.0%, 7–15–19	2,384	2,377,382
5.0%, 5–15–23	5,500	5,483,502
5.5%, 10–15–23 (Interest Only)	3,474	105,608
5.5%, 4–15–24 (Interest Only)	4,715	169,652
5.5%, 4–15–24 (Interest Only)	853	33,094
5.0%, 6–15–24 (Interest Only)	2,966	157,175
5.0%, 11–15–24	736	737,579
5.0%, 3–15–25	7,000	6,740,779
6.0%, 3–15–29	801	819,331
5.0%, 7–15–29 (Interest Only)	3,776	416,782
7.5%, 9–15–29	1,587	1,688,677
4.25%, 3–15–31	3,572	3,500,531
5.0%, 5–15–31	11,783	11,801,682
5.0%, 9–15–31 (Interest Only)	7,521	1,113,834
5.0%, 9–15–32	3,000	2,879,056
5.5%, 5–15–34	1,924	1,958,364
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 6–1–14	2,659	2,637,133
5.0%, 9–1–17	115	115,785
4.5%, 1–1–18	1,429	1,404,800
4.5%, 2–1–18	1,397	1,373,771
4.5%, 4–1–18	2,741	2,696,828
4.5%, 3–1–19	2,553	2,509,727
5.0%, 6–1–21	4,996	5,001,328
6.0%, 9–1–21	6,299	6,443,585
5.0%, 11–1–21	3,994	3,998,028
6.0%, 7–1–22	4,771	4,878,499
6.0%, 8–1–22	2,921	2,986,918
5.0%, 7–1–25	6,975	6,896,176
6.0%, 2–1–27	4,846	4,932,201
6.0%, 11–1–28	1,010	1,031,785
6.5%, 10–1–31	385	398,662
6.5%, 11–1–31	221	228,080
6.0%, 2–1–32	1,061	1,081,575
5.0%, 3–1–35	4,279	4,177,317
5.5%, 10–1–35	5,380	5,370,771
5.5%, 8–1–36	5,413	5,402,285
Federal Home Loan Mortgage Corporation Non–Agency REMIC/CMO:
5.5%, 12–15–13 (Interest Only)	1,714	249,730
5.5%, 3–15–31	4,100	4,163,685
5.5%, 9–15–31	11,250	11,223,785
Federal National Mortgage Association Adjustable Rate Pass–Through Certificates:
5.124%, 10–1–35 (A)	1,146	1,156,442
5.389%, 12–1–36 (A)	3,908	3,956,625
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3–25–18	8,500	8,495,569
5.0%, 3–25–18 (Interest Only)	1,664	81,934
5.0%, 6–25–18	6,750	6,834,499
5.5%, 6–25–18	5,795	5,889,141
5.0%, 9–25–18	2,000	1,996,936
5.0%, 6–25–22	2,966	2,968,336
5.0%, 6–25–28	3,058	3,065,982
5.0%, 3–25–29	8,000	8,001,313
5.5%, 2–25–32	4,000	4,034,239
4.0%, 11–25–32	1,843	1,770,002
4.0%, 3–25–33	1,748	1,681,587
3.5%, 8–25–33	4,362	3,994,121
5.5%, 11–25–36 (Interest Only)	24,688	5,796,390
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.5%, 1–1–17	1,522	1,545,218
5.5%, 2–1–17	74	75,266
5.5%, 1–1–18	732	742,907
5.0%, 3–1–18	1,297	1,300,085
4.0%, 11–1–18	3,934	3,786,157
5.0%, 6–1–20	1,796	1,797,915
5.5%, 10–1–23	2,552	2,587,075
5.0%, 4–1–24	6,797	6,706,459
6.0%, 12–1–28	256	262,170
5.5%, 2–1–33	6,335	6,346,170
6.0%, 4–1–33	2,352	2,395,855
5.5%, 6–1–33	708	709,029
5.0%, 9–1–33	10,081	9,850,764
6.5%, 11–1–37	2,000	2,040,251
Federal National Mortgage Association Non–Agency REMIC/CMO:
4.5%, 7–25–24	3,000	2,841,922
5.5%, 9–25–31	4,500	4,520,884
4.5%, 12–25–34	6,000	5,850,578
Government National Mortgage Association Adjustable Rate Pass–Through Certificates,
4.75%, 1–20–34 (A)	958	960,108
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6–20–28 (Interest Only)	5,281	252,675
5.0%, 1–20–32	931	931,807
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
5.5%, 10–15–17	33	33,476
5.0%, 12–15–17	341	342,069
4.0%, 9–15–18	1,519	1,462,613
7.5%, 7–15–23	33	34,822
7.5%, 12–15–23	273	291,044
8.0%, 9–15–25	240	258,906
7.0%, 7–20–27	8	8,982
6.5%, 5–15–29	315	327,430
7.5%, 7–15–29	74	79,132
Government National Mortgage Association Non–Agency REMIC/CMO,
4.0%, 1–16–30	1,023	978,968
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 2003–2 Class E,
5.0%, 12–15–25	2,784	2,783,663
		267,150,459
Treasury Obligations – 13.13%
United States Treasury Bond,
6.125%, 11–15–27	28,000	33,908,448
United States Treasury Notes:
4.375%, 8–15–12	24,850	25,933,311
4.25%, 8–15–13	5,800	6,011,607
4.0%, 2–15–15	25,850	26,215,545
5.125%, 5–15–16	18,500	20,023,364
		112,092,275

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 54.99%		$469,447,206

(Cost: $460,589,095)

SHORT–TERM SECURITIES

Construction Materials – 0.59%
Black & Decker Corp.,
5.57%, 1–9–08	5,000	4,993,811

Food and Related – 1.11%
General Mills, Inc.,
5.56%, 1–10–08	5,000	4,993,050
Nestle Capital Corp.,
4.25%, 1–11–08	4,500	4,494,688
		9,487,738
Forest and Paper Products – 0.55%
Sonoco Products Co.,
4.95%, 1–2–08	4,702	4,701,353

Restaurants – 0.93%
Starbucks Corporation,
4.9%, 1–2–08	7,956	7,954,917

Retail – Food Stores – 0.47%
Walgreen Co.,
4.24%, 1–11–08	4,000	3,995,267

Security and Commodity Brokers – 0.35%
American Express Credit Corp.,
4.3%, 1–23–08	3,000	2,992,117

Utilities – Electric – 0.35%
Detroit Edison Co.,
5.72%, 1–17–08	3,000	2,992,373

Utilities – Telephone – 0.23%
AT&T Inc.,
4.25%, 1–29–08	2,000	1,993,389

TOTAL SHORT–TERM SECURITIES – 4.58%		$39,110,965

(Cost: $39,110,965)

TOTAL INVESTMENT SECURITIES – 100.00%		$853,670,301

(Cost: $840,527,977)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

(A) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $7,594,232 or 0.89% of total investments.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $14,257,876 or 1.67% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008